Taxation - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Preferential Income Tax Rate	15.00%
Unrecognized deferred tax assets	¥ 96	¥ 42
Cumulative tax losses	¥ 664	¥ 436
Bottom of range
Income Taxes [Line Items]
Reduced tax rate	5.00%
Cumulative tax losses expiration period	2021
Top of range
Income Taxes [Line Items]
Reduced tax rate	10.00%
Cumulative tax losses expiration period	2025
Guangzhou Kugou Computer Technology Co Ltd
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%	15.00%
Beijing Kuwo
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%	15.00%
Guangzhou Fanxing Entertainment Information Technology
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%
Yeelion Online Network Technology Beijing Co Ltd
Income Taxes [Line Items]
Reduced tax rate	12.50%
PRC [Member]
Income Taxes [Line Items]
Preferential Income Tax Rate	10.00%
PRC [Member] | TME Tech Shenzhen And Yeelion Online Beijing [Member]
Income Taxes [Line Items]
Preferential Income Tax Rate		10.00%
Hong Kong
Income Taxes [Line Items]
Applicable tax rate	16.50%